Supplemental Financial Statement Information (Schedule Of Statements Of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									$ (580)	$ (292)	$ (233)
Interest expense, net of interest capitalized									(1,018)	(740)	(625)
Bridge loan related fees											0
Equity in earnings of unconsolidated affiliates									212	117	65
Losses on non-hedged interest rate derivatives									(19)	(78)	(52)
Other, net									30	17	(4)
Income tax benefit									54	17	14
NET INCOME ATTRIBUTABLE TO PARTNERS									304	310	193
GENERAL PARTNER’S INTEREST IN NET INCOME									2	1	1
LIMITED PARTNERS’ INTEREST IN NET INCOME	48	35	53	166	86	69	66	88	302	309	192
Parent Company [Member]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									(53)	(30)	(22)
Interest expense, net of interest capitalized									(235)	(164)	(168)
Bridge loan related fees									(62)	0
Equity in earnings of unconsolidated affiliates									666	509	456
Losses on non-hedged interest rate derivatives									(15)	0	(53)
Other, net									(4)	(5)	(20)
INCOME BEFORE INCOME TAXES									297	310	193
Income tax benefit									(7)	0	0
NET INCOME ATTRIBUTABLE TO PARTNERS									304	310	193
GENERAL PARTNER’S INTEREST IN NET INCOME									2	1	1
LIMITED PARTNERS’ INTEREST IN NET INCOME									$ 302	$ 309	$ 192